UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07434

The Stratton Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

King of Prussia,, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President The Stratton Funds, Inc. 150 South Warner Road, Suite 460 King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:    610-941-0888

Date of fiscal year end:    December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2014 (unaudited)

Stratton Small Cap Value Fund

	Number of	Market Value
	Shares	(Note A)
COMMON STOCKS – 93.9%
Consumer Discretionary – 7.8%
ANN, Inc. †	437,348	$17,988,123
Brinker International, Inc.	446,700	22,687,893
Cabela’s, Inc. †	333,189	19,624,832
Iconix Brand Group, Inc. †	445,000	16,438,300
Jarden Corp. †	495,000	29,754,450

		106,493,598

Consumer Staples – 2.8%
Casey’s General Stores, Inc.	344,700	24,714,990
Dean Foods Co.	1,038,750	13,763,438

		38,478,428

Energy – 7.7%
Bonanza Creek Energy, Inc. †	443,700	25,246,530
Cabot Oil & Gas Corp.	434,600	14,207,074
Callon Petroleum Co. †	1,500,000	13,215,000
Carrizo Oil & Gas, Inc. †	447,350	24,076,377
Kodiak Oil & Gas Corp. †	1,259,150	17,086,665
Superior Energy Services, Inc.	376,678	12,381,406

		106,213,052

Financial Services – 26.8%
Affiliated Managers Group, Inc. †	125,500	25,145,180
Cardtronics, Inc. †	479,975	16,895,120
Community Bank System, Inc.	457,050	15,352,310
First Midwest Bancorp, Inc.	700,762	11,275,261
Glacier Bancorp, Inc.	599,100	15,492,726
Glimcher Realty Trust REIT	1,600,000	21,664,000
Highwoods Properties, Inc. REIT	440,964	17,153,500
Home Properties, Inc. REIT	250,350	14,580,384
IBERIABANK Corp.	260,950	16,311,984
MB Financial, Inc.	508,850	14,084,968
Medical Properties Trust, Inc. REIT	1,376,150	16,871,599
Northwest Bancshares, Inc.	1,108,221	13,409,474
Ryman Hospitality Properties, Inc. REIT	374,500	17,713,850
Selective Insurance Group, Inc.	597,250	13,223,115
Signature Bank †	235,000	26,334,100
SL Green Realty Corp. REIT	188,000	19,048,160
SVB Financial Group †	239,000	26,789,510
Umpqua Holdings Corp.	940,591	15,491,534
United Bankshares, Inc.	500,450	15,478,918
Webster Financial Corp.	605,900	17,655,926
Wintrust Financial Corp.	374,000	16,706,580

		366,678,199

	Number of	Market Value
	Shares	(Note A)
Health Care – 5.2%
PAREXEL International Corp. †	622,850	$39,295,607
West Pharmaceutical Services, Inc.	700,100	31,336,476

		70,632,083

Materials & Processing – 9.0%
Beacon Roofing Supply, Inc. †	424,100	10,806,068
Belden, Inc.	464,600	29,743,692
Compass Minerals International, Inc.	137,200	11,563,216
PolyOne Corp.	871,000	30,990,180
Silgan Holdings, Inc.	471,600	22,165,200
Worthington Industries, Inc.	467,000	17,381,740

		122,650,096

Producer Durables – 19.1%
Actuant Corp. Class A	514,650	15,707,118
Chicago Bridge & Iron Co. N.V	330,100	19,096,285
Crane Co.	376,500	23,798,565
EnerSys, Inc.	540,150	31,674,396
Generac Holdings, Inc. †	489,200	19,832,168
MasTec, Inc. †	945,950	28,964,989
Moog, Inc. Class A †	401,525	27,464,310
Oshkosh Corp.	409,700	18,088,255
Trinity Industries, Inc.	760,000	35,507,200
United Rentals, Inc. †	374,141	41,567,065

		261,700,351

Technology – 11.0%
Anixter International, Inc. †	290,500	24,646,020
CACI International, Inc. Class A †	224,300	15,985,861
NetScout Systems, Inc. †	667,150	30,555,470
ON Semiconductor Corp. †	1,751,550	15,658,857
PTC, Inc. †	672,350	24,809,715
RF Micro Devices, Inc. †	2,082,000	24,026,280
Solera Holdings, Inc.	270,000	15,217,200

		150,899,403

Utilities – 4.5%
Avista Corp.	530,986	16,211,002
El Paso Electric Co.	448,931	16,408,428
Portland General Electric Co.	432,450	13,890,294
Southwest Gas Corp.	322,060	15,645,675

		62,155,399

Total Common Stocks
(Cost $775,157,222)		1,285,900,609

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS September 30, 2014 (unaudited) (continued)

Stratton Small Cap Value Fund

	Principal	Market Value
	Amount	(Note A)
SHORT-TERM INVESTMENTS – 5.9%
BNY Mellon Cash Reserve
0.01%, due 10/01/14	$79,810,710	$79,810,710

Total Short-Term Investments
(Cost $79,810,710)		79,810,710

Total Investments – 99.8%
(Cost $854,967,932*)		1,365,711,319
Other Assets Less Liabilities – 0.2%		3,362,020

NET ASSETS – 100.0%.		$1,369,073,339

REIT – Real Estate Investment Trust
† Non-income producing security
* Aggregate cost is $854,967,932 and net unrealized appreciation is as follows:
Gross unrealized appreciation		$530,610,977
Gross unrealized depreciation		(19,867,590)

Net unrealized appreciation		$510,743,387

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of September 30, 2014 is as follows:

	Mid Cap Value	Real Estate	Small Cap Value
	Fund	Fund	Fund
Level 1 - Quoted prices	$102,367,507	$83,369,792	$1,365,711,319
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$102,367,507	$83,369,792	$1,365,711,319

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2014, the Funds did not recognize any transfers to/from Level 1 or 2.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

September 30, 2014 (unaudited)

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Notes D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2014.

As of December 31, 2013, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $5,500,079 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $49,891 and the Small Cap Value Fund had deferred long-term qualified late-year capital losses of $499,183 for the year ending December 31, 2013. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2013.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Stratton Funds, Inc.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date November 24, 2014

By (Signature and Title)* /s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date November 24, 2014

* Print the name and title of each signing officer under his or her signature.